Loans Payable (Details) - Schedule of Loans Payable	12 Months Ended
Dec. 31, 2022 USD ($)
Loans Payable (Details) - Schedule of Loans Payable [Line Items]
Balance, December 31, 2021	$ 115,546
Balance, December 31, 2022
Extinguished during the year	(108,825)
Effects of currency translation	(6,721)
0.1% Loan [Member]
Loans Payable (Details) - Schedule of Loans Payable [Line Items]
Balance, December 31, 2021	22,754
Balance, December 31, 2022
Extinguished during the year	(21,076)
Effects of currency translation	(1,678)
Related party 6% Loans [Member]
Loans Payable (Details) - Schedule of Loans Payable [Line Items]
Balance, December 31, 2021	39,819
Balance, December 31, 2022
Extinguished during the year	(36,883)
Effects of currency translation	(2,936)
Related party LOC [Member]
Loans Payable (Details) - Schedule of Loans Payable [Line Items]
Balance, December 31, 2021	52,973
Balance, December 31, 2022
Extinguished during the year	(50,866)
Effects of currency translation	$ (2,107)